Social Security and Other Taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Social Security and Other Taxes
Value added tax	€ 396	€ 395
Total Social Security and Other Taxes	€ 396	€ 395